                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York          February 6, 2004
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                86
                                            ---------------------------

Form 13F  Information Table Value Total:           $328,800,234
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F

              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2003

           Item 1:           Item 2:   Item 3:   Item 4:        Item 5:              Item 6:        Item 7:          Item 8:
                                                                              Investment Discretion             Voting Authority
                                                                                      (b)                                (b)
                              Title     SEDOL/    Fair                               Shared    (c)                     Shared
                               of        CUSIP   Market     SHARES   SH  PUT/ (a)      As    Shared                      As     (c)
       Name of Issuer         Class     Number   Value    PRN Amount PRN CALL Sole  Defined   Other Manager (a) Sole   Defined  None
------------------------------------------------------------------------------------------------------------------------------------
3M CO                          COM   88579Y101 $3,868,865    45,500  SH                x               1       45,500
ADVANCED ENERGY INDUSTRIES     COM   007973100 $3,417,760   131,200  SH                x               1      131,200
AIR PRODUCTS & CHEMICALS INC   COM   009158106 $3,698,100    70,000  SH                x               1       70,000
AMDOCS LTD                     COM     2256908 $4,774,752   212,400  SH                x               1      212,400
AMERICAN EXPRESS CO            COM   025816109 $5,131,672   106,400  SH                x               1      106,400
AMGEN INC                      COM   031162100 $2,187,366    35,400  SH                x               1       35,400
APPLIED MATERIALS INC          COM   038222105 $6,559,212   292,300  SH                x               1      292,300
ARBITRON INC                   COM   03875Q108 $2,219,504    53,200  SH                x               1       53,200
BEA SYSTEMS INC                COM   073325102 $3,640,800   296,000  SH                x               1      296,000
BEAR STEARNS COMPANIES INC     COM   073902108 $2,550,405    31,900  SH                x               1       31,900
BEST BUY CO INC                COM   086516101 $4,017,256    76,900  SH                x               1       76,900
BIOTECH HOLDRs TRUST           COM   09067D201 $4,654,664    34,400  SH                x               1       34,400
BJ SERVICES CO                 COM   055482103 $5,000,870   139,300  SH                x               1      139,300
BURBERRY GROUP PLC             COM     3174300 $5,215,501   799,948  SH                x               1      799,948
CATHAY PACIFIC AIRWAYS         COM     6179755 $3,985,990 2,098,000  SH                x               1    2,098,000
CHICO'S FAS INC                COM   168615102 $4,334,235   117,300  SH                x               1      117,300
CHINA LIFE INSURANCE CO-ADR    ADR   16939P106 $3,343,158   101,400  SH                x               1      101,400
CISCO SYSTEMS INC              COM   17275R102 $5,114,953   211,100  SH                x               1      211,100
CITIGROUP INC                  COM   172967101 $4,980,204   102,600  SH                x               1      102,600
COACH INC                      COM   189754104 $4,160,050   110,200  SH                x               1      110,200
COMCAST CORP-SPECIAL CL A      COM   20030N200 $3,930,024   125,600  SH                x               1      125,600
CORNING INC                    COM   219350105 $1,711,563   164,100  SH                x               1      164,100
DANAHER CORP                   COM   235851102 $3,936,075    42,900  SH                x               1       42,900
DELL INC                       COM   24702R101 $4,736,812   139,400  SH                x               1      139,400
DOVER CORP                     COM   260003108 $4,881,300   122,800  SH                x               1      122,800
EBAY INC                       COM   278642103 $4,115,657    63,700  SH                x               1       63,700
EMC CORP/MASS                  COM   268648102 $4,481,948   346,900  SH                x               1      346,900
ENTERCOM COMMUNICATIONS CORP   COM   293639100 $2,859,840    54,000  SH                x               1       54,000
ESPRIT HOLDINGS LTD            COM     6321642 $6,257,838 1,879,400  SH                x               1    1,879,400
ETHAN ALLEN INTERIORS INC      COM   297602104 $2,902,284    69,300  SH                x               1       69,300
FINANCIAL SELECT SECTOR SPDR   COM   81369Y605 $    2,333       100  SH                x               1          100
FRANKLIN RESOURCES INC         COM   354613101 $4,888,434    93,900  SH                x               1       93,900
GENENTECH INC                  COM   368710406 $7,560,456    80,800  SH                x               1       80,800
GENERAL ELECTRIC CO            COM   369604103 $1,638,842    52,900  SH                x               1       52,900
GILEAD SCIENCES INC            COM   375558103 $4,353,516    74,700  SH                x               1       74,700

                                    FORM 13F

              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2003

           Item 1:           Item 2:   Item 3:   Item 4:        Item 5:              Item 6:        Item 7:          Item 8:
                                                                              Investment Discretion             Voting Authority
                                                                                      (b)                                (b)
                              Title     SEDOL/    Fair                               Shared    (c)                     Shared
                               of        CUSIP   Market     SHARES   SH  PUT/ (a)      As    Shared                      As     (c)
       Name of Issuer         Class     Number   Value    PRN Amount PRN CALL Sole  Defined   Other Manager (a) Sole   Defined  None
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE COMPANY               COM   375766102 $3,779,517   102,900  SH                x               1      102,900
GOLDMAN SACHS GROUP INC        COM   38141G104 $3,968,946    40,200  SH                x               1       40,200
HEIDRICK & STRUGGLES INTL      COM   422819102 $2,956,080   135,600  SH                x               1      135,600
HONG KONG EXCHANGES & CLEAR    COM     6267359 $3,281,645 1,512,000  SH                x               1    1,512,000
HUTCHISON WHAMPOA LTD          COM     6448068 $2,615,590   354,690  SH                x               1      354,690
INFOSYS TECHNOLOGIES-SP ADR    ADR   456788108 $3,310,380    34,700  SH                x               1       34,700
INTEL CORP                     COM   458140100 $2,958,215    92,300  SH                x               1       92,300
ISHARES MSCI JAPAN INDEX FD    COM   464286848 $2,975,868   308,700  SH                x               1      308,700
JETBLUE AIRWAYS CORP           COM   477143101 $2,768,025   104,375  SH                x               1      104,375
JOHNSON ELECTRIC HLDGS         COM     6281939 $6,812,118 5,342,000  SH                x               1    5,342,000
LAMAR ADVERTISING CO           COM   512815101 $3,254,304    87,200  SH                x               1       87,200
LEHMAN BROTHERS HOLDINGS INC   COM   524908100 $4,490,575    58,153  SH                x               1       58,153
LENNAR CORP-CL A               COM   526057104 $3,657,600    38,100  SH                x               1       38,100
LI & FUNG LTD                  COM     6286257 $4,679,777 2,731,600  SH                x               1    2,731,600
MANPOWER INC                   COM   56418H100 $1,925,572    40,900  SH                x               1       40,900
MELLON FINANCIAL CORP          COM   58551A108 $2,722,928    84,800  SH                x               1       84,800
MICROSOFT CORP                 COM   594918104 $3,289,874   120,200  SH                x               1      120,200
MOLEX INC                      COM   608554101 $2,752,821    78,900  SH                x               1       78,900
NABORS INDUSTRIES LTD          COM     2963372 $5,031,709   121,246  SH                x               1      121,246
NETSCREEN TECHNOLOGIES INC     COM   64117V107 $2,596,275   104,900  SH                x               1      104,900
NEXTEL COMMUNICATIONS INC-A    COM   65332V103 $6,209,678   221,300  SH                x               1      221,300
NOKIA CORP-SPON ADR            ADR   654902204 $4,986,100   293,300  SH                x               1      293,300
NOVELLUS SYSTEMS INC           COM   670008101 $6,774,255   161,100  SH                x               1      161,100
PEOPLESOFT INC                 COM   712713106 $4,562,558   200,200  SH                x               1      200,200
PFIZER INC                     COM   717081103 $5,273,003   149,250  SH                x               1      149,250
PRAXAIR INC                    COM   74005P104 $4,744,440   124,200  SH                x               1      124,200
QUALCOMM INC                   COM   747525103 $4,071,715    75,500  SH                x               1       75,500
REDIFF.COM INDIA LIMITED-ADR   ADR   757479100 $  415,014    78,900  SH                x               1       78,900
ROBERT HALF INTL INC           COM   770323103 $1,729,494    74,100  SH                x               1       74,100
RYOHIN KEIKAKU CO LTD          COM     6758455 $5,267,602   156,500  SH                x               1      156,500
SAMSUNG ELECTRONICS CO LTD     COM     6771720 $6,919,693    18,320  SH                x               1       18,320
SANMINA-SCI CORP               COM   800907107 $3,442,320   273,200  SH                x               1      273,200
SAP AG-SPONSORED ADR           ADR   803054204 $5,406,956   130,100  SH                x               1      130,100
SCHWAB (CHARLES) CORP          COM   808513105 $4,307,392   363,800  SH                x               1      363,800
SERENA SOFTWARE INC            COM   817492101 $3,025,915   164,900  SH                x               1      164,900

                                    FORM 13F

              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2003

           Item 1:           Item 2:   Item 3:   Item 4:        Item 5:              Item 6:        Item 7:          Item 8:
                                                                              Investment Discretion             Voting Authority
                                                                                      (b)                                (b)
                              Title     SEDOL/    Fair                               Shared    (c)                     Shared
                               of        CUSIP   Market     SHARES   SH  PUT/ (a)      As    Shared                      As     (c)
       Name of Issuer         Class     Number   Value    PRN Amount PRN CALL Sole  Defined   Other Manager (a) Sole   Defined  None
------------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER CORP   COM   832727101 $2,733,504   147,200  SH                x               1      147,200
SOHU.COM INC                   COM   83408W103 $2,647,035    88,500  SH                x               1       88,500
SONUS NETWORKS INC             COM   835916107 $3,255,772   431,800  SH                x               1      431,800
TAIWAN SEMICONDUCTOR-SP ADR    ADR   874039100 $3,328,983   325,096  SH                x               1      325,096
TEVA PHARMACEUTICAL-SP ADR     ADR   881624209 $4,497,103    79,300  SH                x               1       79,300
TEXAS INSTRUMENTS INC          COM   882508104 $5,338,346   181,700  SH                x               1      181,700
TIFFANY & CO                   COM   886547108 $4,176,480    92,400  SH                x               1       92,400
TRANSMETA CORP/DELAWARE        COM   89376R109 $3,367,700   990,500  SH                x               1      990,500
TUESDAY MORNING CORP           COM   899035505 $2,925,175    96,700  SH                x               1       96,700
TYCO INTERNATIONAL LTD         COM   902124106 $4,898,525   184,850  SH                x               1      184,850
UTILITIES SELECT SECTOR SPDR   COM   81369Y886 $    2,813       100  SH                x               1          100
WEATHERFORD INTL LTD           COM     2962421 $2,239,200    62,200  SH                x               1       62,200
WHOLE FOODS MARKET INC         COM   966837106 $4,148,634    61,800  SH                x               1       61,800
XM SATELLITE RADIO HOLD-CL A   COM   983759101 $2,584,307    98,300  SH                x               1       98,300
YAHOO! INC                     COM   984332106 $4,259,838    94,600  SH                x               1       94,600

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.
BURLINGTON NORTHERN SANTA FE   COM   12189T104 $  320,625     1,350      (c)           x               1